Investments - Allocation of Acquisition Price of Jointly-Controlled Subsidiaries, A Valuation was Made of Intangible Assets Relating to Right to Operate Regulated Activity (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Beginning balance	R$ 418	R$ 594	R$ 646
Additions	20		99
Amortization	(36)	(47)	(42)
Written off	(222)	(129)	(109)
Ending balance	180	418	594
Taesa [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	189	288	415
Amortization	(9)	(13)	(18)
Written off		(86)	(109)
Ending balance	180	189	288
Light [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	186	209	231
Amortization	(22)	(23)	(22)
Written off	(164)
Ending balance		186	209
Lepsa [member]
Disclosure of detailed information about investment property [line items]
Beginning balance		49
Additions			50
Amortization		(6)	(1)
Written off		(43)
Ending balance			49
RME [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	43	48
Additions	20		49
Amortization	(5)	(5)	(1)
Written off	R$ (58)
Ending balance		R$ 43	R$ 48